Other Accounts Payable (Details) - Schedule of Other Accounts Payable - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Accounts Payable [Line Items]
Total payable		S/ 1,118,139	S/ 807,761
Current portion		608,828	705,442
Non-current portion		509,311	102,319
Total current and non-current portion		1,118,139	807,761
Civil compensation to Peruvian Government [Member]
Schedule of Other Accounts Payable [Line Items]
Total payable	[1]	469,839
Advances received from customers [Member]
Schedule of Other Accounts Payable [Line Items]
Total payable	[2]	241,469	365,730
Taxes payable [Member]
Schedule of Other Accounts Payable [Line Items]
Total payable		158,132	165,831
Salaries and other payable to personnel [Member]
Schedule of Other Accounts Payable [Line Items]
Total payable	[3]	92,196	99,225
Arbitration payable [Member]
Schedule of Other Accounts Payable [Line Items]
Total payable	[4]	68,082	73,348
Accounts payable Consorcio Ductos del Sur [Member]
Schedule of Other Accounts Payable [Line Items]
Total payable	[5]	16,729	25,652
Guarantee deposits [Member]
Schedule of Other Accounts Payable [Line Items]
Total payable	[6]	24,570	18,552
Share purchase agreement - Inversiones Sur [Member]
Schedule of Other Accounts Payable [Line Items]
Total payable	[7]		15,280
Acquisition of additional non-controlling interest [Member]
Schedule of Other Accounts Payable [Line Items]
Total payable	[8]	6,944	9,344
Royalties payable [Member]
Schedule of Other Accounts Payable [Line Items]
Total payable	[9]	9,164	9,303
Other accounts payables [Member]
Schedule of Other Accounts Payable [Line Items]
Total payable		S/ 31,014	S/ 25,496

[1]	Corresponds to the liability due to the compensation in relation to their participation as minority partners in certain entities that developed infrastructure projects in Peru with companies belonging to the Odebrecht group and projects related to “Club de la Construccion”. As indicated in Note 1-C) on September 15, 2022, the collaboration and benefits agreement was signed, through which AENZA recognizes it was utilized by certain former executives to commit illicit acts until 2016, and commits to pay a civil penalty to the Peruvian Government of S/ 333.3 million and US$ 40.7 million. The civil penalty will be made within a term of 12 years, under a legal interest rate in Soles and US Dollars 3.55% and 1.90%, respectively (annual interest calculated as of December 31, 2023); in addition, the Company compromise to establish a package of guarantees through a trust to which the following assets and/or rights will be transferred after the court approval i) shares issued by a subsidiary of AENZA; ii) a mortgage on a real state asset and iii) guaranty account with funds equivalent to the annual fees corresponding to the following year. Among other conditions, the Agreement includes a restriction for Aenza and the subsidiaries Cumbra Peru S.A., and Unna Transporte S.A.C. to participate in public construction and road maintenance contracts with the Peruvian State for two (2) years from the approval of the Agreement. On December 27, 2023, the initial installment of the Civil Compensation was paid to the Peruvian Government for S/ 10.3 million and US$ 1.2 million. As of December 31, 2023, the balance amounts to S/ 469.8 million (S/ 323 million and US$ 39.5 million).
[2]	Advances received from customers mainly correspond to the engineering and construction and real estate segments; and are deducted from invoicing in accordance with the terms of the agreements.
[3]	Salaries and profit sharing payable are classified as follows:
[4]	Obligations arising from arbitration awards as of December 31, 2023 correspond to Empresa de Generacion Electrica Machupichu S.A. for S/ 40.8 million; Andritz Hydro S.A. for S/ 23.6 million; SEDAPAL S.A. S/ 2.8 million; Programa Subsectorial de Irrigaciones – PSI for S/ 0.9 million (S/ 38.1 million; S/ 31.7 million; S/ 2.8 million; S/ 0.7 million as of December 31, 2022). During 2021 and 2022, as a result of these Awards, the Corporation recorded expenses ofS/ 38.1 million and S/ 41.6 million, respectively, which is presented under “Cost of sales and services” in the consolidated statement of income (note 25.ii).
[5]	Other accounts payable of Consorcio Constructor Ductos del Sur correspond to payment obligations to suppliers and main subcontractors, assumed by the subsidiary Cumbra Peru S.A. for S/ 16.7 million (S/ 25.6 million as of 31 December 2022), as a consequence of the termination of the operations of Gasoducto Sur Peruano S.A. (note 14).
[6]	Correspond to withholdings from subcontractors to guarantee compliance with service contracts until completion of the work. As of December 31, 2023 the detail consists of S/ 7.9 million in Cumbra Peru S.A.; S/ 5.7 million in Consorcio Intipunku; S/ 4.8 million in Vial y Vives DSD; S/ 1.8 million in Unna Energia S.A.; S/ 3.4 million in Viva Negocio Inmobiliario S.A.C. and S/ 0.9 million in other minor ones. (S/ 6.6 million in Cumbra Peru S.A.; S/ 2.5 million in Consorcio Intipunku; S/ 2.5 million in Vial y Vives – DSD S.A.; S/ 1.6 million in Unna Energia S.A.; S/ 4.1 million in Viva Negocio Inmobiliario S.A.C. and S/ 1.2 million in other minor as of 31 December 2022).
[7]	Agreement signed between the subsidiary Viva Negocio Inmobiliario S.A.C. and Inversiones Sur S.A. for the Right to Do and Not to Do in the amount of US$ 4 million, which was paid in full during 2023.
[8]	During 2016, GyM Chile S.P.A. acquired an additional 13.69% of shares in Vial y Vives – DSD S.A. for a total purchase price of S/ 51.1 million. As of December 31, 2023, the outstanding balance payable on this transaction amounts to S/ 6.9 million (S/ 9.3 million in 2022).
[9]	In compliance with the license contract between Unna Energia S.A. and Perupetro S.A. for Lot III and Lot IV, at 31 December 2023, obligations corresponding to royalties payable of S/ 9.2 million were recorded (S/ 9.3 million at 31 December 2022).